Capital management (Tables)	12 Months Ended
Dec. 31, 2023
Capital management [abstract]
Capital management
2023 2022
Current portion of long-term debt [note 14] $ 499,821 $ -
Long-term debt [note 14] 1,284,353 997,000
Cash and cash equivalents (566,809) (1,143,674)
Short-term investments - (1,138,174)
Net debt 1,217,365 (1,284,848)
Non-controlling interest 4 11
Shareholders' equity 6,094,305 5,836,054
Total

equity
6,094,309 5,836,065
Total capital $ 7,311,674 $ 4,551,217